Annual Operating Expenses - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom Income Fund - Fidelity Advisor Freedom Income Fund - Class Z6	May 30, 2024
Operating Expenses:
Management fee	0.24%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.24%	[1]

[1]	A Adjusted to reflect current fees.